Loan Payable (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 23, 2014	Sep. 30, 2013
Avidbank - LSA [Member]
Maximum borrowing capacity					$ 1,000,000
Borrowing capacity eligible accounts, percentage					80.00%
Avidbank - Equipment Advances [Member]
Maximum borrowing capacity		$ 1,000,000
Minimum borrowing capacity for equipment advance		$ 100,000
Frequency of payments		Monthly
Term of payments		36 months
Due date of debt		Sep. 30, 2017
Avidbank - Amended and Restated LSA [Member]
Interest rate basis	Prime Rate
Basis spread on variable rate	3.00%
Maximum borrowing capacity				$ 1,000,000
Borrowing capacity eligible accounts, percentage				80.00%
Amount outstanding		$ 0	$ 51,585
Prime interest rate		6.50%
Late fee, percent		5.00%
Basis on interest rate upon debt default		5.00%